Notes Receivable Unamortized Discounts (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 28, 2012
Receivables [Abstract]
Notes receivable, unamortized discounts, balance	$ 12	$ 11